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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                   	  Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                     Pioneer Strategic Income Fund
                     Schedule of Investments  6/30/2009 (unaudited)

     Principal Floating
     Amount ($)Rate (d)                                                    Value
                     CONVERTIBLE CORPORATE BONDS - 4.7 %
                     Energy - 1.2 %
                     Oil & Gas Drilling - 0.6 %
     7,525,000       Transocean Sedco, 1.5%, 12/15/37 (b)            $6,894,781
     1,950,000       Transocean Sedco, 1.625%, 12/15/37               1,842,750
                                                                     $8,737,531
                     Coal & Consumable Fuels - 0.5 %
     11,320,000      Massey Energy Co., 3.25%, 8/1/15                $7,471,200
                     Oil & Gas Exploration & Production - 0.1 %
     3,375,000       Chesapeake Energy, 2.5%, 5/15/37                $2,387,813
                     Total Energy                                    $18,596,544
                     Materials - 0.1 %
                     Forest Products - 0.1 %
     2,225,000       Sino Forest Corp., 5.0%, 8/1/13 (144A)          $1,832,955
                     Total Materials                                 $1,832,955
                     Capital Goods - 0.6 %
                     Construction & Farm Machinery & Heavy Trucks - 0.0 %
     440,000         Greenbrier Co., Inc., 2.375%, 5/15/26           $ 240,350
                     Electrical Component & Equipment - 0.4 %
     7,130,000       General Cable Corp., 1.0%, 10/15/12             $5,597,050
                     Trading Companies & Distributors - 0.2 %
     4,775,000       Wesco Distribution, Inc., 1.75%, 11/15/26       $3,957,281
                     Total Capital Goods                             $9,794,681
                     Transportation - 0.3 %
                     Marine - 0.3 %
     6,245,000       Horizon Lines, 4.25%, 8/15/12                   $4,379,306
                     Total Transportation                            $4,379,306
                     Consumer Services - 0.2 %
                     Casinos & Gaming - 0.2 %
     3,375,000       Scientific Games Corp., 0.75%, 12/1/24          $3,286,406
                     Total Consumer Services                         $3,286,406
                     Health Care Equipment & Services - 0.5 %
                     Health Care Equipment - 0.2 %
     3,745,000       Hologic, Inc., 2.0%, 12/15/37                   $2,658,950
                     Health Care Facilities - 0.0 %
     1,540,000       LifePoint Hospitals, Inc., 3.5%, 5/15/14        $1,235,850
                     Health Care Services - 0.3 %
     6,260,000       Omnicare, Inc., 3.25%, 12/15/35                 $4,335,050
                     Total Health Care Equipment & Services          $8,229,850
                     Pharmaceuticals & Biotechnology - 0.2 %
                     Pharmaceuticals - 0.2 %
     2,995,000       Mylan Labs, Inc., 1.25%, 3/15/12 (b)            $2,594,419
                     Total Pharmaceuticals & Biotechnology           $2,594,419
                     Banks - 0.1 %
                     Regional Banks - 0.1 %
     1,940,000       National City Corp., 4.0%, 2/1/11               $1,906,050
                     Total Banks                                     $1,906,050
                     Diversified Financials - 0.2 %
                     Asset Management & Custody Banks - 0.2 %
     3,585,000       Affiliated Managers Group, Inc., 3.95%, 8/15/38 $3,083,100
                     Total Diversified Financials                    $3,083,100
                     Technology Hardware & Equipment - 0.6 %
                     Electronic Equipment & Instruments - 0.3 %
     5,090,000       L-1 Identity Solutions, Inc., 3.75%, 5/15/27    $4,021,100
                     Technology Distributors - 0.3 %
     5,230,000       Anixter International, Inc., 1.0%, 2/15/13      $4,308,213
                     Total Technology Hardware & Equipment           $8,329,313
                     Telecommunication Services - 0.7 %
                     Integrated Telecommunication Services - 0.2 %
     2,494,000       Qwest Communications International, 3.5%, 11/15/$2,456,590
                     Wireless Telecommunication Services - 0.5 %
     10,470,000      NII Holdings, 3.125%, 6/15/12                   $8,048,813
                     Total Telecommunication Services                $10,505,403
                     TOTAL CONVERTIBLE CORPORATE BONDS               $72,538,027
                     (Cost  $64,454,445)

                     CONVERTIBLE PREFERRED STOCKS - 0.6 %
                     Materials - 0.1 %
                     Diversified Metals & Mining - 0.1 %
     23,100          Freeport-McMoRan Copper & Gold, 6.75%, 5/1/10   $1,826,748
                     Total Materials                                 $1,826,748
                     Diversified Financials - 0.5 %
                     Diversified Financial Services - 0.5 %
     9,270           Bank of America Corp., 7.25%, 12/31/49          $7,749,998
                     Total Diversified Financials                    $7,749,998
                     TOTAL CONVERTIBLE PREFERRED STOCKS              $9,576,746
                     (Cost  $8,420,635)
     Shares
                     COMMON STOCKS - 0.0 %
                     Materials - 0.0 %
                     Forest Products - 0.0 %
     151,370         Ainsworth Lumber Co., Ltd. *                    $ 156,340
                     Total Materials                                 $ 156,340
                     Transportation - 0.0 %
                     Airlines - 0.0 %
     78,700          Delta Air Lines, Inc. * (b)                     $ 455,673
                     Total Transportation                            $ 455,673
                     TOTAL COMMON STOCKS                             $ 612,013
                     (Cost  $2,930,637)
     Principal
     Amount ($)
                     ASSET BACKED SECURITIES - 3.9 %
                     Transportation - 0.2 %
                     Airlines - 0.2 %
     493,504         Continental Airlines, Inc., 7.461%, 4/1/13 (b)  $ 370,128
     1,685,112       Continental Airlines, Inc., 6.795%, 8/2/18       1,230,132
     2,081,228       Delta Airlines, 7.779%, 1/2/12 (b)               1,914,730
                                                                     $3,514,990
                     Total Transportation                            $3,514,990
                     Banks - 2.2 %
                     Diversified Banks - 0.2 %
     2,915,000       Alfa Div Pymt Rights Fin, 7.23563%, 12/15/11 (14$2,477,750
     1,793,723  0.66 Wells Fargo Home Equity Trust, Floating Rate Note1,592,730
                                                                     $4,070,480
                     Thrifts & Mortgage Finance - 2.0 %
     1,898,009  1.07 ACE 2004-HE4 M1, Floating Rate Note, 12/25/34   $ 979,917
     994,487    0.71 Carrington Mortgage Loan Trust, Floating Rate No  772,552
     2,915,000 0.62 Carrington Mortgage, Floating Rate Note, 10/25/3 1,820,711 1,927,720 0.46 CMLTI 2006-WFH2 A2A, Floating Rate Note, 8/25/36 1,234,606
     3,815,000  1.03 Countrywide Asset Backed Certificates, Floating  3,048,372
     2,090,466  0.49 Countrywide Asset Backed Certificates, Floating  1,398,617
     3,949,987 0.73 Countrywide Asset Backed Certificates, Floating 3,674,772 1,000,000 0.87 FBR Securitization Trust, Floating Rate Note, 10 530,408
     2,792,980       FBR Securitization Trust, 2.76188%, 9/25/35      2,412,833
     201,657    0.50 FFML 2006-FF4 A2, Floating Rate Note, 3/25/36     129,239
     1,100,000  0.97 First Franklin Mortgage Loan Asset Backed Certif  669,794
     232,941    0.85 First Franklin Mortgage Loan Asset Backed Certif  180,636
     717,633    0.42 Fremont Home Loan Trust, Floating Rate Note, 2/2  663,948
     1,256,000  0.65 GSAMP Trust, Floating Rate Note, 1/25/37          854,622
     796,833    0.00 GSAMP Trust, Floating Rate Note, 11/25/35         731,143
     5,157,000  0.94 GSAMP Trust, Floating Rate Note, 11/25/35        2,511,112
     1,290,019  0.74 GSAMP Trust, Floating Rate Note, 3/25/35         1,198,056
     3,358,150  0.66 Lehman XS Trust, Floating Rate Note, 12/25/35     843,714
     2,049,954  0.37 Morgan Stanley ABS Capital I, Floating Rate Note 1,825,775
     760,240         Morgan Stanley Capital, Inc., 0.88375%, 3/25/35   741,462
     1,059,677       Morgan Stanley Capital Trust, 0.57125%, 8/25/36   963,794
DKK  1,216           Nykredit, 6.0%, 10/1/29                             237
DKK  53,965          Nykredit, 7.0%, 10/1/32                            10,633
     609,500    0.40 Option One Mortgage Trust, Floating Rate Note, 5  551,958
     2,007,159  0.51 Residential Asset Mortgage Products, Inc., Float 1,320,147
     1,826,906  0.56 SASC 2007-BC4 A3, Floating Rate Note, 11/25/37   1,537,517
                                                                     $30,606,575
                     Total Banks                                     $34,677,055
                     Diversified Financials - 0.8 %
                     Consumer Finance - 0.1 %
     1,855,000  0.96 RASC 2005-KS7 M1, Floating Rate Note, 8/25/35   $1,475,535
     381,242         Residential Asset Securities, 3.50875%, 1/25/36   323,539
                                                                     $1,799,074
                     Diversified Financial Services - 0.1 %
     556,000    0.96 Asset Backed Securities Corp., Floating Rate Not$ 462,132
     1,370,640  0.59 Home Equity Asset Trust, Floating Rate Note, 12/  974,827
                                                                     $1,436,959
                     Investment Banking & Brokerage - 0.1 %
     2,050,000  0.68 MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37  $ 647,187
                     Specialized Finance - 0.5 %
     650,000    2.79 Aegis Asset Backed Securities, Floating Rate Not$ 324,635
     6,400,000       Dominos Pizza Master Issuer LL, 7.629%, 4/25/37  3,520,000
     5,205,000       Dunkin Brands Master Finance LLC, 8.28%, 6/20/31 4,337,379
                                                                     $8,182,014
                     Total Diversified Financials                    $12,065,234
                     Utilities - 0.7%
                     Independent Power Produers & Energy Traders - 0.7 %
     6,737,615       Coso Geothermal Power, 7.0%, 7/15/26 (144A)     $5,785,051
     2,321,565       PF Export Receivable Master Trust, 6.436%, 6/1/152,344,780
     2,471,733       Power Receivables Finance LLC, 6.29%, 1/1/12 (14 2,436,684
                                                                     $10,566,515
                     TOTAL ASSET BACKED SECURITIES                   $60,823,794
                     (Cost  $73,475,248)

                     COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5 %
                     Commercial Services & Supplies - 0.1 %
                     Diversified Support Services - 0.1 %
     1,400,000       CW Capital Cobalt, Ltd., 5.174%,  8/15/48       $1,296,554
                     Total Commercial Services & Supplies            $1,296,554
                     Banks - 2.3 %
                     Thrifts & Mortgage Finance - 2.3 %
     4,796,864       Chase Mortgage Finance Corp., 5.5%, 5/25/37     $3,821,002
     1,310,696  0.66 Countrywide Alternative Loan Trust, Floating Rat  596,264
     87,924     5.05 Countrywide Home Loans, Floating Rate Note, 9/25   79,211
     1,918,282  0.68 DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45  638,252
     731,099    0.70 Global Tower Partners Acquisition, Floating Rate  411,375
     1,681,345  0.71 Impac CMB Trust, Floating Rate Note 11/25/35     1,140,714
     568,725    0.95 Impac CMB Trust, Floating Rate Note, 9/25/34      269,240
     2,231,274  0.66 Impac Securities Assets Corp., Floating Rate Not 1,515,265
     4,843,210       JPMorgan Mortgage Trust, 6.0%, 8/25/34           4,333,915
     2,995,352  0.57 Luminent Mortgage Trust, Floating Rate Note, 7/2  418,113
     1,521,250       Master Asset Securitization Trust, 5.5%, 11/25/3 1,375,858
     2,889,706       Residential Funding Mortgage Securities, 5.5%, 1 2,525,293
     2,020,000       SBA CMBS Trust, 6.904%, 11/15/36                 1,777,600
     1,113,212  0.62 Structured Asset Mortgage Investments, Inc., Flo  503,694
     6,475,000       TSTAR 2006-1 F, 7.5296%, 10/15/36 (144A)         4,597,250
     750,000         TSTAR 2006-1A A, 5.668%, 10/15/36                 660,000
     2,720,769       WAMU Mortgage Pass-Through Certificate, 4.5%, 8/ 2,624,933
     3,578,336  0.54 WAMU Mortgage Pass-Through Certificate, Floating 1,832,833
     908,756    0.79 WAMU Mortgage Pass-Through Certificate, Floating  229,638
     3,953,883       Wells Fargo Mortgage Backed Securities, 5.0%, 11 3,774,723
     3,295,056       Wells Fargo Mortgage Backed Securities, 5.0%, 3/ 2,980,996
                                                                     $36,106,169
                     Total Banks                                     $36,106,169
                     Diversified Financials - 0.9 %
                     Diversified Financial Services - 0.9 %
     1,735,000       American Tower Trust, 5.9568%, 4/15/37          $1,518,125
     1,365,000       Chase Commercial Mortgage Securities Corp., 8.41 1,313,077
     930,000         Crown Castle Towers LLC, 4.878%, 6/15/35          902,100
     3,326,652       JPMorgan Alternative Loan Trust, 6.0%, 3/25/36   2,411,941
     5,949,140       Master Alternative Loans Trust, 6.0%, 7/25/34    5,026,094
     1,850,000       Tower 2004-2A F, 6.376%, 12/15/14 (144A)         1,831,500
                                                                     $13,002,837
                     Specialized Finance - 0.0 %
     186,476    0.91 INDX 2004-AR1 2A, Floating Rate Note, 4/25/34   $ 123,345
                     Total Diversified Financials                    $13,126,182
                     Real Estate - 0.0 %
                     Mortgage Real Estate Investment Trusts - 0.0 %
     736,011    1.17 CS First Boston Mortgage Security, Floating Rate$  96,009
                     Total Real Estate                               $  96,009
                     Telecommunication Services - 0.1 %
                     Integrated Telecommunication Services - 0.1 %
     895,000    0.00 Global Tower Partners Acquisition, 7.87%, 5/15/3$ 760,750
                     Total Telecommunication Services                $ 760,750
                     Government - 0.1 %
                     Government - 0.1 %
     1,929,614       Freddie Mac, 5.0%, 8/15/35                      $1,955,866
                     Total Government                                $1,955,866
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS       $53,341,530
                     (Cost  $62,918,424)

                     CORPORATE BONDS - 51.3 %
                     Energy - 7.3 %
                     Coal & Consumable Fuels - 0.4 %
     6,585,000       Massey Energy Co., 6.875%, 12/15/13             $6,025,275
                     Oil & Gas Drilling - 0.3 %
     5,158,028       DDI Holdings AS, 9.3%, 1/19/12 (144A)           $3,507,459
     828,935         DDI Holdings AS, 9.3%, 4/23/12 (144A)             613,412
                                                                     $4,120,871
                     Oil & Gas Equipment & Services - 0.8 %
     2,970,000       Complete Production Service, 8.0%, 12/15/16     $2,539,350
     4,695,000       Oceanografia SA De CV, 11.25%, 7/15/15           2,535,300
     3,000,000  4.43 Sevan Marine ASA, Floating Rate Note, 5/14/13 (1 2,190,000
     5,000,000 11.99 Sevan Marine ASA, Floating Rate Note, 10/24/12 (  544,408
     4,025,000       Weatherford International, Ltd., 9.625%, 3/1/19  4,735,038
                                                                     $12,544,096
                     Oil & Gas Exploration & Production - 2.6 %
     2,520,000       Canadian Natural Resources, 5.9%, 2/1/18        $2,574,046
     760,000         Chesapeake Energy Corp., 9.5%, 2/15/15            765,700
     1,020,000       Chesapeake Energy, 7.25%, 12/15/18                887,400
     690,000         Denbury Resources, Inc., 9.75%, 3/1/16 (b)        708,975
     765,000         Gaz Capital, 8.146%, 4/11/18 (144A)               696,150
     300,000         Gazprom International SA, 7.201%, 2/1/20 (144A)   286,140
     3,590,047       Gazprom International SA, 7.201%, 2/1/20         3,374,644
     2,065,000       Harvest Operations Corp., 7.875%, 10/15/11       1,734,600
     1,060,000       Hilcorp Energy, 7.75%, 11/1/15 (144A)             895,700
     1,655,000       Hilcorp Energy, 9.0%, 6/1/16 (144A)              1,439,850
     1,590,000       Parallel Petroleum Corp., 10.25%, 8/1/14         1,144,800
     1,605,000       Petrohawk Energy Corp., 10.5%, 8/1/14 (144A) (b) 1,641,113
     1,985,000       PetroHawk Energy Corp., 9.125%, 7/15/13          1,975,075
     3,845,000       Quicksilver Resources, Inc., 7.125%, 4/1/16      2,999,100
     1,900,000       Sandridge Energy, Inc., 8.0%, 6/1/18             1,624,500
     4,560,000       Sandridge Energy, Inc., 8.625%, 4/1/15           4,092,600
     3,360,000  4.22 Sandridge Energy, Inc., Floating Rate Note, 4/1/ 2,639,438
     6,291,202       Tengizchevroil LLP, 6.124%, 11/15/14 (144A)      5,662,082
     1,295,000       TNK-BP Finance SA, 6.625%, 3/20/17 (144A)        1,023,050
     4,160,000       TNK-BP Finance SA, 7.5%, 7/18/16 (144A)          3,546,400
     1,250,000       TNK-BP Finance SA, 7.875%, 3/13/18 (144A)        1,050,000
                                                                     $40,761,363
                     Oil & Gas Refining & Marketing - 0.8 %
     3,625,000       Spectra Energy Capital, 6.2%, 4/15/18           $3,559,902
     2,410,000       Tesoro Corp., 9.75%, 6/1/19                      2,379,875
     1,800,000       Tesoro Corp., 6.625%, 11/1/15                    1,615,500
     4,190,000       Valero Energy Corp., 9.375%, 3/15/19 (b)         4,772,469
                                                                     $12,327,746
                     Oil & Gas Storage & Transporation - 2.4 %
     1,750,000       Buckeye Partners LP, 6.05%, 1/15/18             $1,590,183
     885,000         Copano Energy LLC, 8.125%, 3/1/16                 831,900
     4,230,000       DCP Midstream, 9.75%, 3/15/19                    4,715,363
     3,578,000  8.38 Enterprise Products, Floating Rate Note, 8/1/66  2,880,290
     5,225,000       Kinder Morgan Energy, 5.95%, 2/15/18             5,114,658
     770,000         Markwest Energy Partners, 8.75%, 4/15/18          666,050
     4,575,000       NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)         4,795,469
     5,100,000       Plains All America Pipeline, 6.125%, 1/15/17     4,917,629
     5,035,000       Questar Pipeline Co., 5.83%, 2/1/18              5,226,456
     6,630,000       Southern Union Co., 7.2%, 11/1/66                4,508,400
     1,825,000       Trans-Canada Pipelines, 7.125%, 1/15/09          2,059,753
                                                                    $37,306,151
                     Total Energy                                  $113,085,502
                     Materials - 5.6 %
                     Aluminum - 0.3 %
     4,507,000       Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)   $ 636,614
     3,050,000       CII Carbon LLC, 11.125%, 11/15/15                2,199,813
     1,498,067  6.83 Noranda Aluminum Acquisition, Floating Rate Note  825,809
     2,160,000       Novelis, Inc., 7.25%, 2/15/15                    1,641,600
                                                                     $5,303,836
                     Commodity Chemicals - 0.3 %
     815,000         Arco Chemical Co., 9.8%, 2/1/20 (b)             $ 256,725
     4,385,000       Basell Finance Co., 8.1%, 3/15/27 (144A)         1,885,550
     5,090,000       Georgia Gulf Corp., 9.5%, 10/15/14               1,527,000
     1,015,000       Invista, 9.25%, 5/1/12 (144A)                     956,638
                                                                     $4,625,913
                     Construction Materials - 0.3 %
     2,900,000  6.64 C8 Capital SPV Ltd., Floating Rate Note, 12/31/4$1,485,467
     4,030,000       U.S. Concrete, Inc., 8.375%, 4/1/14              2,639,650
                                                                     $4,125,117
                     Diversified Chemical - 0.1 %
EURO 2,450,000       Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)$1,066,453
                     Diversified Metals & Mining - 1.5 %
     2,745,000       Anglo American Capital Plc, 9.375%, 4/8/14      $2,981,756
     895,000         FMG Finance Pty, Ltd., 10.625%, 9/1/16 (144A)     859,200
     4,200,000  5.88 Freeport-McMoRan Copper & Gold, Floating Rate No 3,931,410
     4,070,000       Rio Tinto Finance Plc, 8.95%, 5/1/14             4,522,771
     5,155,000       Teck Resources, Ltd., 10.25%, 5/15/16            5,399,863
     5,980,000       Vedenta Resources Plc, 9.5%, 7/18/18 (144A)      4,963,400
                                                                     $22,658,400
                     Fertilizers & Agricultural Chemicals - 0.5 %
     7,260,000       Agrium, Inc., 6.75%, 1/15/19                    $7,174,245
                     Forest Products - 0.0 %
     503,951         Ainsworth Lumber, 11.0%, 7/29/15 (144A) (b)     $ 221,738
                     Metal & Glass Containers - 0.4 %
     1,020,000       Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)  $1,403,590
     1,935,000       Consol Glass, Ltd., 7.625%, 4/15/14 (144A)       2,037,774
     2,130,000       Greif Brothers Corp., 6.75%, 2/1/17              1,954,275
                                                                     $5,395,639
                     Paper & Packaging - 0.8 %
     835,000         AEP Industries, Inc., 7.875%, 3/15/13           $ 754,631
     7,201,000       Graham Packaging Co., 8.5%, 10/15/12             6,948,965
     4,035,000       Graphic Packaging Co., 9.5%, 8/15/13             3,853,425
                                                                     $11,557,021
                     Precious Metals & Minerals - 0.1 %
     2,750,000       Alrosa Finance SA, 8.875%, 11/17/14 (144A) (b)  $2,351,250
                     Specialty Chemicals - 0.2 %
     1,300,000       Cytec Industries, Inc., 8.95%, 7/1/17           $1,296,360
     2,570,000       Kronos International, Inc., 6.5%, 4/15/13        1,407,381
                                                                     $2,703,741
                     Steel - 1.2 %
     4,485,000       Allegheny Technologies, Inc., 9.375%, 6/1/19    $4,752,786
     5,110,000       ArcelorMittal, 6.125%, 6/1/18                    4,471,250
     1,675,000       Commercial Metals Co., 7.35%, 8/15/18            1,524,742
     2,480,000       Evraz Group SA, 8.875%, 4/24/13 (144A)           2,033,600
     4,555,000       Posco, 8.75%, 3/26/14                            5,035,657
                                                                     $17,818,035
                     Total Materials                                 $85,001,388
                     Capital Goods - 4.4 %
                     Aerospace & Defense - 0.8 %
     3,500,000       Aeroflex, Inc., 11.75%, 2/15/15                 $2,625,000
     5,115,000       BE Aerospace, Inc., 8.5%, 7/1/18 (b)             4,820,888
     4,255,000       Esterline Technology, 7.75%, 6/15/13             4,127,350
     400,000         L-3 Communications Corp., 6.125%, 1/15/14         372,000
                                                                     $11,945,238
                     Building Products - 0.1 %
     3,852,000  6.72 C10 Capital SPV, Ltd., Floating Rate Note, 12/31$1,970,914
                     Construction & Engineering - 0.3 %
     3,550,000       Dycom Industries, 8.125%, 10/15/15              $2,982,000
     1,545,000  6.65 Esco Corp., Floating Rate Note, 12/15/13 (144A)  1,207,031
                                                                     $4,189,031
                     Construction & Farm Machinery & Heavy Trucks - 0.8 %
     5,880,000       American Railcar, 7.5%, 3/1/14                  $5,130,300
     2,500,000       Commercial Vehicle Group, 8.0%, 7/1/13           1,425,000
     1,345,000       Cummins, Inc., 6.75%, 2/15/27                    1,054,306
     6,255,000       Greenbrier Co., Inc., 8.375%, 5/15/15            3,502,800
     1,120,000       Titan Wheel International, Inc., 8.0%, 1/15/12   1,013,600
                                                                     $12,126,006
                     Electrical Component & Equipment - 0.8 %
     4,585,000       Baldor Electric, 8.625%, 2/15/17 (b)            $4,241,125
     5,010,000       Belden CDT, Inc., 7.0%, 3/15/17                  4,433,850
     4,270,000       Tyco Electronics Group SA, 6.55%, 10/1/17        3,876,844
                                                                     $12,551,819
                     Industrial Conglomerates - 0.5 %
     3,890,000       Kansas City Southern, 8.0%, 6/1/15              $3,637,150
     1,655,000       Park-Ohio Industries, Inc., 8.375%, 11/15/14      810,950
     1,770,000       Stena AB, 6.125%, 2/1/17 (144A)                  1,801,877
     750,000         Tyco International Group SA, 8.5%, 1/15/19 (b)    831,585
                                                                     $7,081,562
                     Industrial Machinery - 0.7 %
     2,150,000       Gardner Denver, Inc., 8.0%, 5/1/13 (144A)       $2,042,500
     3,160,000       Industrias Metalurgicas Pescar, 11.25%, 10/22/14 1,927,600
     3,020,000       Ingersoll-Rand Global Holding, 9.5%, 4/15/14     3,307,163
     5,125,000       Mueller Water Products, 7.375%, 6/1/17           3,779,688
                                                                     $11,056,951
                     Trading Companies & Distributors - 0.4 %
     8,380,000       Glencore Funding LLC, 6.0%, 4/15/14 (144A)      $6,921,126
                     Total Capital Goods                             $67,842,647
                     Commercial Services & Supplies - 0.1 %
                     Environmental & Facilities Services - 0.0 %
     1,695,000       Aleris International Inc., 9.0%, 12/15/14       $  19,069
     288,000         Clean Harbors, Inc., 11.25%, 7/15/12 (144A)       287,640
                                                                     $ 306,709
                     Diversified Support Services - 0.1 %
     1,830,000       DigitalGlobeM, Inc., 10.5%, 5/1/14              $1,894,050
                     Total Commercial Services & Supplies            $2,200,759
                     Transportation - 0.8 %
                     Air Freight & Couriers - 0.2 %
     900,000         Ceva Group Plc, 10.0%, 9/1/14 (144A)            $ 612,000
EURO 3,815,000       Ceva Group Plc, 8.5%, 12/1/14 (144A)             2,142,735
                                                                     $2,754,735
                     Marine - 0.1 %
     1,780,000       CMA CGM SA, 7.25%, 2/1/13 (144A) (b)            $ 783,200
                     Railroads - 0.5 %
     2,530,000       Burlington Sante Fe Corp., 5.75%, 3/15/18       $2,588,795
     2,950,000       Kansas City Southern Mex, 7.375%, 6/1/14         2,478,000
     2,185,000       Kansas City Southern Mex, 7.625%, 12/1/13        1,879,100
     1,245,000       Union Pacific Corp., 7.875%, 1/15/19             1,425,132
                                                                     $8,371,027
                     Total Transportation                            $11,908,962
                     Automobiles & Components - 0.8 %
                     Auto Parts & Equipment - 0.8 %
     2,750,000       Allison Transmission, 11.0%, 11/1/15 (144A) (b) $2,172,500
     4,140,000       Cooper Standard Auto, 7.0%, 12/15/12              807,300
     7,215,000       Lear Corp., 8.75%, 12/1/16                       1,893,938
     3,555,000       Tenneco Automotive, Inc., 8.625%, 11/15/14       2,559,600
     5,635,000       TRW Automotive, Inc., 7.25%, 3/15/17 (b)         3,888,150
                                                                     $11,321,488
                     Tires & Rubber - 0.0 %
     350,000         Goodyear Tire & Rubber Co., 10.5%, 5/15/16      $ 353,500
                     Total Automobiles & Components                  $11,674,988
                     Consumer Durables & Apparel - 0.7 %
                     Homebuilding - 0.4 %
     5,079,000       Meritage Homes Corp., 6.25%, 3/15/15            $3,987,015
     1,540,000       Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)   1,320,550
                                                                     $5,307,565
                     Household Appliances - 0.3 %
     4,940,000       Whirlpool Corp., 5.5%, 3/1/13                   $4,691,093
                     Total Consumer Durables & Apparel               $9,998,658
                     Consumer Services - 2.1 %
                     Casinos & Gaming - 1.7 %
     5,415,000       Codere Finance SA, 8.25%, 6/15/15 (144A)        $4,676,140
     1,655,000       Firekeepers Development Authority, 13.875%, 5/1/ 1,526,738
EURO 7,530,000  8.25 Lottomatica S.p.A., Floating Rate Note, 3/31/66  8,458,607
     1,875,000       Manshantucket Pequot Tribe, 8.5%, 11/15/15 (144A  937,500
     2,841,000       Peermont Global, Ltd., 7.75%, 4/30/14 (144A)     2,872,219
     3,960,000       Scientific Games Corp., 6.25%, 12/15/12          3,776,850
     1,645,000       Scientific Games International, Inc., 9.25%, 6/1 1,645,000
     4,970,000       Shingle Springs Tribal, 9.375%, 6/15/15 (144A)   2,982,000
     2,875,000       Station Casinos, Inc., 6.625%, 3/15/18             57,500
                                                                     $26,932,554
                     Education Services - 0.4 %
     3,310,000       Leland Stanford Junior University, 4.75%, 5/1/19$3,335,653
     2,820,000       President & Fellows of Harvard, 3.7%, 4/1/13     2,862,215
                                                                     $6,197,868
                     Total Consumer Services                         $33,130,422
                     Media - 2.0 %
                     Broadcasting - 0.4 %
     3,390,000       Grupo Telivisa SA, 6.0%, 5/15/18 (144A)         $3,196,133
     6,320,000       Univision Communications, 9.75%, 3/15/15 (144A)  3,681,400
                                                                     $6,877,533
                     Cable & Satellite - 1.6 %
     4,265,000       Hughes Network System, 9.5%, 4/15/14            $4,158,375
     685,000         Hughes Network Systems LLC, 9.5%, 4/15/14         667,875
     3,000,000       Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A)     2,340,000
     7,500,000       Intelsat Subsidiary Holding Co., 8.5%, 1/15/13   7,200,000
     3,850,000       Kabel Deutschland GMBH, 10.625%, 7/1/14          3,970,313
     4,125,000       Telesat Canada, 12.5%, 11/1/17                   4,063,125
     1,100,000       Time Warner Cable, Inc., 8.25%, 4/1/19 (b)       1,248,079
     640,000         Time Warner Cable, Inc., 8.75, 2/14/19            745,563
                                                                     $24,393,330
                     Total Media                                     $31,270,863
                     Retailing - 1.4 %
                     Apparel Retail - 0.3 %
     2,335,000       Brown Shoe Co., Inc., 8.75%, 5/1/12             $2,124,850
     2,530,000  8.21 Edcon Proprietary, Ltd., Floating Rate Note, 6/1 2,060,452
                                                                     $4,185,302
                     Internet Retail - 0.6 %
     1,785,000       Expedia, Inc., 8.5%, 7/1/16 (144A)              $1,713,600
     7,395,000       Ticketmaster, 10.75%, 7/28/16                    6,581,550
                                                                     $8,295,150
                     Home Improvement Retail - 0.1 %
     1,520,000       Ace Hardware Corp., 9.125%, 6/1/16 (144A)       $1,493,400
                     Specialty Stores - 0.4 %
     2,805,000       Sally Holdings, 9.25%, 11/15/14 (144A) (b)      $2,790,975
     2,580,000       Yankee Acquisition Corp., 8.5%, 2/15/15 (b)      2,173,650
     2,355,000       Yankee Acquisition Corp., 9.75%, 2/15/17 (b)     1,836,900
                                                                     $6,801,525
                     Total Retailing                                 $20,775,377
                     Food, Beverage & Tobacco - 2.0 %
                     Agricultural Products - 0.4 %
     4,035,000       Cargill, Inc., 5.2%, 1/22/13 (144A)             $4,082,714
     1,815,000       Cosan Finance, Ltd., 7.0%, 2/1/17 (144A)         1,597,200
                                                                     $5,679,914
                     Brewers - 0.5 %
     4,255,000       Anheuser-Busch InBev Worldwide, Inc., 7.75% 1/15$4,653,506
     535,000         Cia Brasileira de Bebida, 10.5%, 12/15/11         615,250
     2,530,000       Cia Brasileira de Bebida, 8.75%, 9/15/13         2,884,200
                                                                     $8,152,956
                     Distillers & Vintners - 0.3 %
     4,940,000       Constellation Brands, Inc., 8.375%, 12/15/14 (b)$4,952,350
                     Packaged Foods & Meats - 0.1 %
     750,000         Bertin, Ltd., 10.25%, 10/5/16 (144A)            $ 618,750
     1,855,000       Independencia International, 9.875%, 5/15/15 (14  222,600
     1,250,000       Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)       703,125
                                                                     $1,544,475
                     Tobacco - 0.7 %
     1,430,000       Alliance One International, Inc., 11.0%, 5/15/12$1,494,350
     7,700,000       Alliance One International, Inc., 10.0%, 7/15/16 7,295,750
     1,965,000       Alliance One International, Inc., 8.5%, 5/15/12  1,940,438
                                                                     $10,730,538
                     Total Food, Beverage & Tobacco                  $31,060,233
                     Household & Personal Products - 0.1 %
                     Household Products - 0.1 %
     2,205,000       Central Garden, 9.125%, 2/1/13                  $2,108,531
                     Total Household & Personal Products             $2,108,531
                     Health Care Equipment & Services - 1.4 %
                     Health Care Facilities - 0.6 %
     2,555,000       HCA, Inc., 9.125%, 11/15/14                     $2,529,450
     6,153,470       HCA, Inc., 9.625%, 11/15/16 (b)                  6,091,935
     1,430,000       HCA, Inc., 8.5%, 4/15/19                         1,401,400
                                                                     $10,022,785
                     Health Care Services - 0.2 %
     2,665,000       Rural/Metro Corp., 9.875%, 3/15/15              $2,348,531
                     Health Care Supplies - 0.4 %
     6,105,000       Biomet, Inc., 10.375%, 10/15/17                 $5,906,588
                     Managed Health Care - 0.2 %
     3,790,000       United Health Group, 4.875%, 2/15/13            $3,830,890
                     Total Health Care Equipment & Services          $22,108,794
                     Pharmaceuticals & Biotechnology - 0.8 %
                     Biotechnology - 0.4 %
     6,550,000       Biogen Idec, Inc., 6.0%, 3/1/13                 $6,702,844
                     Pharmaceuticals - 0.4 %
     1,980,000       Angiotech Pharmaceutical, 7.75%, 4/1/14         $1,188,000
     2,800,000       Phibro Animal Health Corp., 10.0%, 8/1/13 (144A) 2,464,000
     1,977,000       Warner Chilcott Corp., 8.75%, 2/1/15             1,967,115
                                                                     $5,619,115
                     Total Pharmaceuticals & Biotechnology           $12,321,959
                     Banks - 3.8 %
                     Diversified Banks - 1.2 %
     2,725,000       ATF Bank JSC, 9.25%, 4/12/12 (144A)             $2,220,875
     975,000         ATF Capital BV, 9.25%, 2/21/14 (144A)             682,500
     1,700,000  8.62 Banco Macro SA, Floating Rate Note, 6/7/12        850,000
     5,350,000       BNP Paribas, 1.34438%, 4/27/17                   4,436,450
     2,770,000       Industrial Bank of Korea, 7.125%, 4/23/14 (b)    2,856,299
     2,420,000       Kazkommerts International BV, 8.0%, 11/3/15 (b)  1,536,700
     1,650,000       Russian Stand Bank, 7.5%, 10/7/10 (144A)         1,386,000
     3,170,000       Turanalem Finance BV, 8.5%, 2/10/15 (144A)        697,400
     4,020,000       Wachovia Corp., 5.75%, 6/15/17 (b)               3,965,967
                                                                     $18,632,191
                     Regional Banks - 2.6 %
     1,180,000       American Express Bank FSB, 5.5%, 4/16/13        $1,158,015
     1,500,000       Cobank ACB, 7.875%, 4/16/18 (144A)               1,436,735
     2,935,000       Keycorp, 6.5%, 5/14/13 (b)                       2,924,205
     2,850,000       Mellon Funding Corp., 5.5%, 11/15/18             2,694,453
     1,650,000       PNC Bank NA, 6.0%, 12/7/17                       1,527,459
     9,510,000  8.25 PNC Funding Corp., Floating Rate Note, 5/29/49   8,176,698
     3,580,000       Sovereign Bancorp, 8.75%, 5/30/18                3,520,944
     10,525,000      State Street Capital, 8.25%, 3/15/42             8,890,889
     2,435,000       US Bancorp, 6.189%, 4/15/2049                    1,643,625
     4,020,000       Wachovia Bank NA, 6.0%, 11/15/17                 4,051,436
     2,000,000       Wells Fargo Capital, 9.75%, 12/29/49 (b)         1,935,000
     1,195,000       Zions Bancorporation, 5.5%, 11/16/15              860,156
     1,920,000       Zions Bancorporation, 6.0%, 9/15/15              1,372,800
                                                                     $40,192,415
                     Total Banks                                     $58,824,606
                     Diversified Financials - 4.9 %
                     Asset Management & Custody Banks - 0.3 %
     3,845,000       Janus Capital Group, Inc., 6.5%, 6/15/12        $3,551,673
     1,300,000       Janus Capital Group, Inc., 6.7%, 6/15/17         1,135,264
                                                                     $4,686,937
                     Consumer Finance - 1.5 %
     5,195,000       American General Finance, 6.9%, 12/15/17        $2,812,999
     6,250,000       American Honda Finance, 6.7%, 10/1/13 (144A)     6,303,281
     5,200,000       Capital One Bank USA NA, 8.8%, 7/15/19           5,312,445
     1,300,000       Capital One Financial Corp., 7.375%, 5/23/14     1,340,534
     4,180,000       Ford Motor Credit Co., 5.7%, 1/15/10 (b)         4,034,331
     4,559,000  4.00 SLM Corp., Floating Rate Note, 7/25/14           3,423,353
                                                                     $23,226,943
                     Diversified Financial Services - 0.6 %
     11,100,000      JPMorgan Chase & Co., 7.9%, 4/29/49             $9,713,610
                     Investment Banking & Brokerage - 1.4 %
     18,310,000 5.79 Goldman Sachs Capital, Floating Rate Note, 12/29$11,159,030
     3,820,000       Merrill Lynch & Co., 5.45%, 2/5/13               3,717,995
     7,175,000       Morgan Stanley Dean Witter, Floating Rate Note,  7,152,801
                                                                     $22,029,826
                     Specialized Finance - 1.1 %
     4,495,000       CIT Group, Inc., 7.625%, 11/30/12 (b)           $3,077,933
     6,535,000       GATX Financial Corp., 6.0%, 2/15/18              5,562,605
     920,000         International Lease Finance Corp., 6.625%, 11/15  708,131
     2,975,000       International Lease Finance Corp., 6.375%, 3/25/ 2,263,422
     8,200,000  7.68 NCO Group, Inc., Floating Rate Note, 11/15/13    5,289,000
                                                                     $16,901,091
                     Total Diversified Financials                    $76,558,407
                     Insurance - 3.0 %
                     Insurance Brokers - 0.1 %
     565,000         Hub International Holdings, 10.25%, 6/15/15 (144$ 415,981
     1,700,000  6.68 USI Holdings Corp., Floating Rate Note, 11/15/14 1,105,000
                                                                     $1,520,981
                     Life & Health Insurance - 0.5 %
     2,565,000       Lincoln National Corp., 8.75%, 7/1/19           $2,586,733
     4,220,000       Prudential Financial, Inc., 5.15%, 1/15/13 (b)   4,095,278
     755,000         Prudential Financial, Inc., 6.2%, 1/15/15         738,080
                                                                     $7,420,091
                     Multi-Line Insurance - 0.4 %
     6,450,000       Liberty Mutual Group, 7.0%, 3/15/37 (144A)      $3,927,405
     1,560,000       Liberty Mutual Group, 7.3%, 6/15/14 (144A)       1,306,615
     1,455,000 10.75 Liberty Mutual Group, Floating Rate Note, 6/15/5 1,047,600
                                                                     $6,281,620
                     Property & Casualty Insurance - 0.6 %
     7,171,000       Hanover Insurance Group, 7.625%, 10/15/25       $6,023,640
     5,250,000       Kingsway America, Inc., 7.5%, 2/1/14             2,572,500
     500,000         The Allstate Corp., 6.75%, 5/15/18                511,101
                                                                     $9,107,241
                     Reinsurance - 1.4 %
     850,000   15.20 Atlas Reinsurance Plc, Floating Rate Note, 1/10/$1,165,123
     1,400,000  7.19 Blue Fin, Ltd., Floating Rate Note, 4/10/12      1,202,600
     1,150,000  8.92 Caelus Re, Ltd., Floating Rate Note, 6/7/11      1,046,270
     500,000         Foundation Re, Ltd., 8.4875%, 2/24/10 (b)         482,900
     1,775,000 12.03 Globecat, Ltd., Floating Rate Note, 1/2/13 (144A 1,379,175
     250,000    8.78 Globecat, Ltd., Floating Rate Note, 1/2/13 (144A  228,525
     650,000    8.56 Green Valley, Ltd., Floating Rate Note, 1/10/11   873,909
     4,475,000 14.00 MBIA Insurance Corp., Floating Rate Note, 1/15/3 1,700,500
     2,185,000  7.20 Muteki, Ltd., Floating Rate Note, 5/24/11        2,075,313
     500,000   12.67 Mystic Re, Floating Rate Note, 3/20/12            498,700
     1,350,000 10.67 Mystic Re, Floating Rate Note, 6/7/11            1,242,540
     275,000    7.45 Newton Re, Ltd., Floating Rate Note, 12/24/10 (1  270,930
     565,000    9.75 Newton Re, Ltd., Floating Rate Note, 12/24/10 (1  525,789
     7,625,000       Platinum Underwriters HD, 7.5%, 6/1/17           6,506,115
     1,000,000  9.40 Residential Re, Floating Rate Note, 6/6/11        916,800
     1,250,000 10.92 Residential Reinsurance 2007, Floating Rate Note 1,187,875
     250,000   27.67 Successor II, Ltd., Floating Rate Note, 4/6/10    226,575
     500,000    0.00 Willow Re, Ltd., Floating Rate Note, 6/16/10 (14  240,000
                                                                     $21,769,639
                     Total Insurance                                 $46,099,572
                     Real Estate - 1.3 %
                     Diversified Real Estate Activities - 0.4 %
     5,680,000       WEA Finance LLC, 7.125%, 4/15/18                $5,271,778
     1,200,000       WEA Finance LLC, 7.5%, 6/2/14 (144A)             1,189,832
                                                                     $6,461,610
                     Real Estate Operating Companies - 0.3 %
     573,698    8.82 Alto Palermo SA, Floating Rate Note, 6/11/12 (14$ 275,375
     6,550,000       Forest City Enterprises, 7.625%, 6/1/15          4,126,500
                                                                     $4,401,875
                     Retail Real Estate Investment Trusts - 0.4 %
     6,390,000       Trustreet Properties, Inc., 7.5%, 4/1/15        $6,561,725
                     Specialized Real Estate Investment Trusts - 0.2 %
     1,750,000       Health Care Real Estate Investment Trust, Inc., $1,516,296
     1,550,000       Ventas Realty Capital Corp., 7.125%, 6/1/15 (144 1,495,750
                                                                     $3,012,046
                     Total Real Estate                               $20,437,256
                     Software & Services - 0.9 %
                     Data Processing & Outsourced Services - 0.3 %
     6,500,000       First Data Corp., 9.875%, 9/24/15 (144A) (b)    $4,615,000
                     Internet Software & Services - 0.3 %
     4,820,000       Terremark Worldwide, Inc., 12.0%, 6/15/17       $4,627,200
                     IT Consulting & Other Services - 0.3 %
     5,705,000       Sungard Data Systesm, Inc., 10.25%, 8/15/15 (b) $5,269,994
                     Total Software & Services                       $14,512,194
                     Technology Hardware & Equipment - 0.5 %
                     Computer Storage & Peripherals - 0.1 %
     1,930,000       Seagate Technology International, 10.0%, 5/1/14 $1,990,313
                     Electronic Manufacturing Services - 0.1 %
     1,570,000       Flextronics International, Ltd., 6.5%, 5/15/13  $1,511,125
                     Technology Distributors - 0.3 %
     5,609,000       Anixter International Corp., 5.95%, 3/1/15      $4,627,425
                     Total Technology Hardware & Equipment           $8,128,863
                     Semiconductors - 0.2 %
                     Semiconductor Equipment - 0.2 %
     4,035,000       Klac Instruments Corp., 6.9%, 5/1/18            $3,627,764
                     Total Semiconductors                            $3,627,764
                     Telecommunication Services - 3.2 %
                     Integrated Telecommunication Services - 2.1 %
     3,200,000       Embarq Corp., 7.082%, 6/1/16                    $3,125,094
     2,670,000       Frontier Communications Corp., 8.25%, 5/1/14     2,536,500
     4,700,000       GC Impsat Holdings I Plc, 9.872%, 2/15/17 (144A) 4,042,000
     3,690,000       GCI, Inc., 7.25%, 2/15/14                        3,367,125
     3,720,000       Mastec, Inc., 7.625%, 2/1/17                     3,222,450
     3,035,000 10.46 Nordic Telephone Co. Holdings, Floating Rate Not 3,941,979
     4,734,000       Paetec Holdings, 9.5%, 7/15/15 (b)               4,106,745
     3,600,000       Qtel International FIN, Ltd., 6.5%, 6/10/14 (b)  3,659,062
     5,320,000       Windstream Corp., 8.625%, 8/1/16                 5,093,900
                                                                     $33,094,855
                     Wireless Telecommunication Services - 1.1 %
     5,845,000       Digicel, Ltd., 9.25%, 9/1/12 (144A)             $5,669,650
     3,500,000       Metropcs Wireless, Inc., 9.25%, 11/1/14          3,465,000
     5,935,000       True Move Co., Ltd., 10.75%, 12/16/13 (144A)     4,540,275
     4,195,000       Vip Fin, 9.125%, 4/30/18 (144A)                  3,555,263
                                                                     $17,230,188
                     Total Telecommunication Services                $50,325,043
                     Utilities - 4.0 %
                     Electric Utilities - 1.7 %
     4,175,000       Caiua Serv Electricidad, 11.125%, 4/2/49 (144A) $2,212,750
     1,825,000       CenterPoint Energy Houston Electric LLC, 7.0%, 3 1,972,104
     2,467,785       FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)  2,233,345
     2,725,000       Israel Electric Corp. Lt, 7.25%, 1/15/19 (144A)  2,691,665
     1,330,000       Israel Electric Corp. Lt, 9.375%, 1/28/20 (144A) 1,490,871
     3,275,000       NY State Gas and Electric, 6.15%, 12/15/17 (144A 3,186,578
     3,000,000       Power Contract Financing LLC, 0.681%, 2/5/10 (14 2,812,500
     1,430,000       Public Service of New Mexico, 7.95%, 5/15/18     1,388,298
     6,205,000       TXU Energy Co., 10.25%, 11/1/15 (b)              3,862,613
     4,125,000       West Penn Power Co., 5.95%, 12/15/17             3,677,743
     1,650,000       White Pine Hydro Portfolio, 7.26%, 7/20/15       1,433,035
                                                                     $26,961,502
                     Gas Utilities - 0.7 %
     1,000,000       Inergy LP, 8.25%, 3/1/16                        $ 952,500
     1,965,000       Nakilat, Inc., 6.067%, 12/31/33 (144A)           1,557,420
     3,820,000       Nakilat, Inc., 6.267%, 12/31/33 (144A)           3,011,650
     6,895,000       Transport De Gas Del Sur, 7.875%, 5/14/17 (144A) 5,033,350
                                                                     $10,554,920
                     Independent Power Producer & Energy Traders - 1.3 %
     5,870,000       Intergen NV, 9.0%, 6/30/17                      $5,561,825
     2,356,200       Juniper Generation, 6.79%, 12/31/14 (144A)       2,137,545
     3,775,000       Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A) 3,006,788
     5,127,982       Ormat Funding Corp., 8.25%, 12/30/20             4,076,746
     2,980,000       Panoche Energy Center, 6.885%, 7/31/29 (144A)    2,486,840
     2,769,817       Tenaska Alabama, 7.0%, 6/30/21 (144A)            2,384,699
                                                                     $19,654,443
                     Multi-Utilities - 0.3 %
     3,700,000       NSG Holdings LLC, 7.75%, 12/15/25 (144A)        $2,960,000
     1,760,000       Public Service of New Mexico, 9.25%, 5/15/15     1,630,200
                                                                     $4,590,200
                     Total Utilities                                 $61,761,065
                     TOTAL CORPORATE BONDS                          $794,763,853
                     (Cost  $886,147,679)

                     U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.0 %
     4,571,391       Federal Home Loan Mortgage Corp., 4.5%, 10/1/35 $4,564,918
     97,603          Federal Home Loan Mortgage Corp., 4.5%, 11/1/18   101,229
     1,759,936       Federal Home Loan Mortgage Corp., 4.5%, 11/1/20  1,813,210
     266,097         Federal Home Loan Mortgage Corp., 4.5%, 4/1/20    274,152
     5,484,871       Federal Home Loan Mortgage Corp., 4.5%, 5/1/20   5,650,903
     2,115,482       Federal Home Loan Mortgage Corp., 4.5%, 7/1/20   2,179,519
     113,360         Federal Home Loan Mortgage Corp., 4.5%, 8/1/18    117,571
     455,246         Federal Home Loan Mortgage Corp., 5.0%, 11/1/34   465,329
     3,962,416       Federal Home Loan Mortgage Corp., 5.0%, 12/1/21  4,115,712
     2,888,571       Federal Home Loan Mortgage Corp., 5.0%, 4/1/23   2,990,682
     700,272         Federal Home Loan Mortgage Corp., 5.0%, 5/1/34    715,782
     1,555,181       Federal Home Loan Mortgage Corp., 5.0%, 6/1/36   1,585,252
     1,696,841       Federal Home Loan Mortgage Corp., 5.0%, 7/1/35   1,732,567
     126,446         Federal Home Loan Mortgage Corp., 5.5%, 10/1/16   133,275
     131,579         Federal Home Loan Mortgage Corp., 5.5%, 4/1/33    136,615
     146,762         Federal Home Loan Mortgage Corp., 6.0%, 1/1/33    154,424
     95,764          Federal Home Loan Mortgage Corp., 6.0%, 1/1/33    100,644
     52,920          Federal Home Loan Mortgage Corp., 6.0%, 1/1/33     55,682
     177,523         Federal Home Loan Mortgage Corp., 6.0%, 1/1/34    186,569
     3,693,087       Federal Home Loan Mortgage Corp., 6.0%, 12/1/37  3,858,771
     19,825          Federal Home Loan Mortgage Corp., 6.0%, 3/1/33     20,835
     101,475         Federal Home Loan Mortgage Corp., 6.0%, 3/1/33    106,773
     196,520         Federal Home Loan Mortgage Corp., 6.0%, 3/1/33    206,534
     1,181,326       Federal Home Loan Mortgage Corp., 6.0%, 6/1/17   1,247,299
     2,007,009       Federal Home Loan Mortgage Corp., 6.0%, 6/1/35   2,100,499
     1,011,091       Federal Home Loan Mortgage Corp., 6.0%, 8/1/34   1,061,981
     329,858         Federal Home Loan Mortgage Corp., 6.5%, 10/1/33   353,787
     13,173          Federal Home Loan Mortgage Corp., 6.5%, 9/1/32     14,120
     2,375,625       Federal National Mortgage Association, 4.0%, 8/1 2,429,324
     3,930,975       Federal National Mortgage Association, 4.5%, 12/ 3,928,258
     1,771,232       Federal National Mortgage Association, 4.5%, 3/1 1,773,706
     3,314,856       Federal National Mortgage Association, 4.5%, 3/1 3,469,269
     2,069,685       Federal National Mortgage Association, 4.5%, 4/1 2,068,372
     1,480,290       Federal National Mortgage Association, 4.5%, 5/1 1,526,487
     3,476,492       Federal National Mortgage Association, 4.5%, 6/1 3,638,434
     10,000,000      Federal National Mortgage Association, 4.5%, 6/1 9,992,090
     1,220,209       Federal National Mortgage Association, 4.5%, 9/1 1,258,290
     2,797,295       Federal National Mortgage Association, 5.0%, 12/ 2,859,251
     4,000,423       Federal National Mortgage Association, 5.0%, 2/1 4,147,689
     1,302           Federal National Mortgage Association, 5.0%, 2/1   1,330
     249,877         Federal National Mortgage Association, 5.0%, 4/1  259,076
     660,179         Federal National Mortgage Association, 5.0%, 4/1  673,564
     740,758         Federal National Mortgage Association, 5.0%, 5/1  755,776
     1,518,403       Federal National Mortgage Association, 5.0%, 6/1 1,574,299
     418,477         Federal National Mortgage Association, 5.0%, 6/1  433,882
     712,057         Federal National Mortgage Association, 5.5%, 12/  751,398
     385,785         Federal National Mortgage Association, 5.5%, 12/  407,461
     1,882,434       Federal National Mortgage Association, 5.5%, 12/ 1,950,359
     3,064,252       Federal National Mortgage Association, 5.5%, 2/1 3,189,365
     7,746           Federal National Mortgage Association, 5.5%, 2/1   8,009
     954,682         Federal National Mortgage Association, 5.5%, 3/1 1,008,323
     2,870,519       Federal National Mortgage Association, 5.5%, 3/1 3,018,351
     4,133,381       Federal National Mortgage Association, 5.5%, 3/1 4,297,527
     609,949         Federal National Mortgage Association, 5.5%, 3/1  633,240
     579,230         Federal National Mortgage Association, 5.5%, 4/1  612,138
     1,069,350       Federal National Mortgage Association, 5.5%, 4/1 1,109,608
     1,131,922       Federal National Mortgage Association, 5.5%, 4/1 1,170,821
     275,260         Federal National Mortgage Association, 5.5%, 5/1  285,623
     372,372         Federal National Mortgage Association, 5.5%, 6/1  392,161
     144,460         Federal National Mortgage Association, 5.5%, 6/1  149,898
     378,189         Federal National Mortgage Association, 5.5%, 7/1  392,427
     76,499          Federal National Mortgage Association, 6.0%, 1/1   80,660
     18,847          Federal National Mortgage Association, 6.0%, 10/   19,872
     53,435          Federal National Mortgage Association, 6.0%, 11/   56,342
     39,548          Federal National Mortgage Association, 6.0%, 11/   41,699
     733,309         Federal National Mortgage Association, 6.0%, 12/  773,197
     470,712         Federal National Mortgage Association, 6.0%, 12/  495,728
     538,015         Federal National Mortgage Association, 6.0%, 12/  566,607
     5,530,909       Federal National Mortgage Association, 6.0%, 12/ 5,788,550
     10,712          Federal National Mortgage Association, 6.0%, 2/1   11,283
     43,203          Federal National Mortgage Association, 6.0%, 3/1   45,553
     65,484          Federal National Mortgage Association, 6.0%, 3/1   69,046
     397,737         Federal National Mortgage Association, 6.0%, 7/1  423,813
     25,257          Federal National Mortgage Association, 6.5%, 10/   27,136
     26,684          Federal National Mortgage Association, 6.5%, 11/   28,669
     553,683         Federal National Mortgage Association, 6.5%, 12/  597,685
     5,123           Federal National Mortgage Association, 6.5%, 2/1   5,501
     13,803          Federal National Mortgage Association, 6.5%, 3/1   14,830
     1,243           Federal National Mortgage Association, 6.5%, 4/1   1,338
     13,720          Federal National Mortgage Association, 6.5%, 5/1   14,745
     1,189           Federal National Mortgage Association, 6.5%, 6/1   1,278
     3,533           Federal National Mortgage Association, 6.5%, 7/1   3,803
     16,336          Federal National Mortgage Association, 6.5%, 8/1   17,556
     874,496         Federal National Mortgage Association, 6.5%, 9/1  939,554
     1,197           Federal National Mortgage Association, 7.0%, 12/   1,311
     1,312           Federal National Mortgage Association, 7.0%, 2/1   1,440
     4,919           Federal National Mortgage Association, 7.0%, 5/1   5,401
     5,025           Federal National Mortgage Association, 7.0%, 7/1   5,505
     2,560           Federal National Mortgage Association, 7.5%, 1/1   2,792
     1,369           Government National Mortgage Association I, 6.5%   1,475
     7,781           Government National Mortgage Association I, 7.0%   8,503
     2,628,822       Government National Mortgage Association II, 4.5 2,629,597
     5,124,043       Government National Mortgage Association II, 4.5 5,132,572
     690,338         Government National Mortgage Association II, 5.5  712,409
     593,692         Government National Mortgage Association II, 6.0  620,234
     315,138         Government National Mortgage Association II, 6.0  328,679
     14,188          Government National Mortgage Association II, 7.0   15,449
     793,609         Government National Mortgage Association, 4.5%,   799,283
     187,679         Government National Mortgage Association, 4.5%,   188,669
     2,619,298       Government National Mortgage Association, 4.5%,  2,620,070
     808,627         Government National Mortgage Association, 4.5%,   811,375
     590,880         Government National Mortgage Association, 4.5%,   592,888
     1,242,237       Government National Mortgage Association, 4.5%,  1,251,117
     105,103         Government National Mortgage Association, 5.0%,   107,306
     556,904         Government National Mortgage Association, 5.0%,   569,086
     884,564         Government National Mortgage Association, 5.0%,   931,639
     131,442         Government National Mortgage Association, 5.0%,   138,437
     304,233         Government National Mortgage Association, 5.0%,   319,949
     723,805         Government National Mortgage Association, 5.0%,   739,978
     780,805         Government National Mortgage Association, 5.0%,   797,886
     534,850         Government National Mortgage Association, 5.0%,   546,801
     610,623         Government National Mortgage Association, 5.0%,   623,980
     785,997         Government National Mortgage Association, 5.0%,   803,559
     885,385         Government National Mortgage Association, 5.0%,   904,753
     254,618         Government National Mortgage Association, 5.0%,   260,187
     72,647          Government National Mortgage Association, 5.0%,    74,236
     805,478         Government National Mortgage Association, 5.0%,   823,098
     536,032         Government National Mortgage Association, 5.0%,   547,758
     547,066         Government National Mortgage Association, 5.0%,   559,033
     596,743         Government National Mortgage Association, 5.0%,   609,797
     312,564         Government National Mortgage Association, 5.0%,   319,401
     812,648         Government National Mortgage Association, 5.0%,   830,425
     1,262,213       Government National Mortgage Association, 5.0%,  1,289,824
     4,823,242       Government National Mortgage Association, 5.0%,  4,927,997
     1,407,516       Government National Mortgage Association, 5.0%,  1,438,306
     344,856         Government National Mortgage Association, 5.0%,   352,400
     1,747,868       Government National Mortgage Association, 5.0%,  1,786,103
     720,519         Government National Mortgage Association, 5.0%,   736,280
     2,395,313       Government National Mortgage Association, 5.0%,  2,457,815
     213,680         Government National Mortgage Association, 5.0%,   218,166
     1,101,560       Government National Mortgage Association, 5.5%,  1,142,955
     643,049         Government National Mortgage Association, 5.5%,   666,611
     1,184,980       Government National Mortgage Association, 5.5%,  1,256,005
     140,065         Government National Mortgage Association, 5.5%,   148,460
     1,209,686       Government National Mortgage Association, 5.5%,  1,255,144
     8,605           Government National Mortgage Association, 5.5%,    9,130
     1,494,961       Government National Mortgage Association, 5.5%,  1,549,737
     3,372,227       Government National Mortgage Association, 5.5%,  3,495,788
     2,129,769       Government National Mortgage Association, 5.5%,  2,207,805
     122             Government National Mortgage Association, 5.5%,     126
     12,559,986      Government National Mortgage Association, 5.5%,  12,996,642
     88,151          Government National Mortgage Association, 5.5%,    93,559
     1,428,121       Government National Mortgage Association, 5.5%,  1,477,770
     3,112,945       Government National Mortgage Association, 5.5%,  3,221,169
     5,215,232       Government National Mortgage Association, 5.5%,  5,396,542
     24,125          Government National Mortgage Association, 5.5%,    25,069
     1,130,502       Government National Mortgage Association, 5.5%,  1,172,985
     5,368,520       Government National Mortgage Association, 5.5%,  5,565,226
     487,620         Government National Mortgage Association, 5.5%,   506,705
     1,125,653       Government National Mortgage Association, 5.5%,  1,167,953
     208,874         Government National Mortgage Association, 5.5%,   221,393
     962,354         Government National Mortgage Association, 5.5%,  1,020,035
     651,115         Government National Mortgage Association, 5.5%,   690,141
     1,031,057       Government National Mortgage Association, 5.5%,  1,092,856
     762,862         Government National Mortgage Association, 6.0%,   801,333
     1,456           Government National Mortgage Association, 6.0%,    1,463
     317,071         Government National Mortgage Association, 6.0%,   339,147
     385,632         Government National Mortgage Association, 6.0%,   412,843
     32,862          Government National Mortgage Association, 6.0%,    34,519
     524,717         Government National Mortgage Association, 6.0%,   551,178
     211,660         Government National Mortgage Association, 6.0%,   221,805
     808,832         Government National Mortgage Association, 6.0%,   849,622
     2,947,776       Government National Mortgage Association, 6.0%,  3,074,784
     93,109          Government National Mortgage Association, 6.0%,    99,708
     45,836          Government National Mortgage Association, 6.0%,    49,012
     1,000,341       Government National Mortgage Association, 6.0%,  1,050,788
     97,068          Government National Mortgage Association, 6.0%,   103,765
     25,633          Government National Mortgage Association, 6.0%,    26,926
     431,232         Government National Mortgage Association, 6.0%,   452,979
     41,595          Government National Mortgage Association, 6.0%,    43,693
     278,663         Government National Mortgage Association, 6.0%,   292,716
     4,042           Government National Mortgage Association, 6.0%,    4,327
     7,868           Government National Mortgage Association, 6.0%,    8,264
     33,170          Government National Mortgage Association, 6.0%,    34,842
     43,926          Government National Mortgage Association, 6.0%,    46,141
     189,443         Government National Mortgage Association, 6.0%,   198,997
     279,752         Government National Mortgage Association, 6.0%,   293,860
     38,786          Government National Mortgage Association, 6.0%,    41,462
     207,606         Government National Mortgage Association, 6.0%,   222,061
     11,165          Government National Mortgage Association, 6.0%,    11,957
     81,067          Government National Mortgage Association, 6.0%,    85,155
     494,855         Government National Mortgage Association, 6.0%,   519,811
     2,137,592       Government National Mortgage Association, 6.0%,  2,245,390
     8,765           Government National Mortgage Association, 6.0%,    9,369
     269,310         Government National Mortgage Association, 6.0%,   288,313
     783,861         Government National Mortgage Association, 6.0%,   839,172
     251,231         Government National Mortgage Association, 6.0%,   263,900
     6,767           Government National Mortgage Association, 6.0%,    7,238
     814,162         Government National Mortgage Association, 6.0%,   871,612
     197,027         Government National Mortgage Association, 6.0%,   210,930
     701,083         Government National Mortgage Association, 6.0%,   736,438
     437,949         Government National Mortgage Association, 6.0%,   460,035
     6,870,486       Government National Mortgage Association, 6.0%,  7,165,433
     2,032           Government National Mortgage Association, 6.0%,    2,176
     795,812         Government National Mortgage Association, 6.0%,   831,515
     362,880         Government National Mortgage Association, 6.0%,   387,574
     644,869         Government National Mortgage Association, 6.0%,   677,390
     54,855          Government National Mortgage Association, 6.0%,    57,621
     17,613          Government National Mortgage Association, 6.5%,    19,011
     1,018           Government National Mortgage Association, 6.5%,    1,096
     21,416          Government National Mortgage Association, 6.5%,    23,070
     6,856           Government National Mortgage Association, 6.5%,    7,385
     40,631          Government National Mortgage Association, 6.5%,    43,680
     19,386          Government National Mortgage Association, 6.5%,    20,883
     143,612         Government National Mortgage Association, 6.5%,   154,702
     261,984         Government National Mortgage Association, 6.5%,   282,479
     18,632          Government National Mortgage Association, 6.5%,    20,030
     10,543          Government National Mortgage Association, 6.5%,    11,334
     7,117           Government National Mortgage Association, 6.5%,    7,682
     92,765          Government National Mortgage Association, 6.5%,    99,726
     13,523          Government National Mortgage Association, 6.5%,    14,538
     11,508          Government National Mortgage Association, 6.5%,    12,372
     34,369          Government National Mortgage Association, 6.5%,    36,948
     30,709          Government National Mortgage Association, 6.5%,    33,013
     45,007          Government National Mortgage Association, 6.5%,    47,850
     82,692          Government National Mortgage Association, 6.5%,    88,898
     14,236          Government National Mortgage Association, 6.5%,    15,305
     18,289          Government National Mortgage Association, 6.5%,    19,661
     279,694         Government National Mortgage Association, 6.5%,   300,682
     86,002          Government National Mortgage Association, 6.5%,    92,455
     14,225          Government National Mortgage Association, 6.5%,    15,293
     2,629           Government National Mortgage Association, 7.0%,    2,872
     1,153           Government National Mortgage Association, 7.0%,    1,259
     3,428           Government National Mortgage Association, 7.0%,    3,745
     3,845           Government National Mortgage Association, 7.0%,    4,202
     14,261          Government National Mortgage Association, 7.0%,    15,578
     188             Government National Mortgage Association, 7.5%,     206
     1,942           Government National Mortgage Association, 8.0%,    2,197
     15,600,000      U.S. Treasury Bonds, 2.75%, 2/15/19 (b)          14,610,336
     30,250,000      U.S. Treasury Bonds, 3.25%, 5/31/16 (b)          30,382,343
     3,000,000       U.S. Treasury Bonds, 5.25%, 11/15/28             3,373,125
     10,348,128      U.S. Treasury Inflation Notes, 1.875%, 7/15/15   10,461,316
     28,210,000      U.S. Treasury Notes, 3.125%, 5/15/19 (b)         27,284,430
     1,500,000       U.S. Treasury Notes, 4.25%, 8/15/15              1,607,930
     5,085,000       U.S. Treasury Notes, 4.375%, 2/15/38 (b)         5,135,057
     325,000         U.S. Treasury Notes, 4.5%, 11/15/15               353,387
     5,000,000       U.S. Treasury Notes, 4.5%, 2/15/36               5,150,780
     11,100,000      U.S. Treasury Notes, 4.5%, 5/15/38 (b)           11,459,018
     1,095,000       U.S. Treasury Notes, 5.0%, 5/15/37               1,218,529
     4,005,000       U.S. Treasury Notes, 5.375%, 2/15/31 (b)         4,596,987
     7,800,000       U.S. Treasury Strip, 0.0%, 11/15/13              6,977,490
                                                                   $340,993,804
                     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS      $340,993,804
                     (Cost  $331,564,069)

                     FOREIGN GOVERNMENT BONDS - 6.3 %
ITL  4,870,000,000   Banco Nac De Desen Econo, 8.0%, 4/28/10         $3,637,847
     5,265,000       Bank of Korea Import/Export, 8.125%, 1/21/14     5,763,227
     7,550,000       Canadian Government, 4.25%, 6/1/18               7,012,139
EURO 13,755,000      Government of France, 3.75%, 4/25/17             19,755,041
SEK  90,450,000      Government of Sweden, 5.25%, 3/15/11             12,541,643
SEK  28,645,000      Government of Sweden, 5.5%, 10/8/12              4,114,091
JPY  1,481,179,910   Japan Governement, 1.1%, 12/10/16                13,571,334
     1,675,000       Korea Development Bank, 5.3%, 1/17/13            1,653,389
NOK  73,000,000      Norwegian Government, 5.0%, 5/15/15              12,170,380
NOK  20,293,000      Norwegian Government, 6.0%, 5/16/11              3,389,070
AUD  5,344,000       Ontario Province, 5.5%, 4/23/13                  4,199,606
AUD  6,780,000       Queensland Treasury, 6.0%, 8/14/13               5,564,792
     2,356,192       Republic of Columbia, 9.75%, 4/9/11              2,521,125
     1,675,000       Republic of Peru, 7.125%, 3/30/19                1,788,063
                                                                     $97,681,747
                     TOTAL FOREIGN GOVERNMENT BONDS                  $97,681,747
                     (Cost  $91,710,379)

                     SUPERNATIONAL BONDS - 0.1 %
                     Banks - 0.1 %
                     Diversified Banks - 0.1 %
AUD  1,000,000       Council of Europe, 5.5%, 1/18/12                $ 817,361
                     TOTAL SUPERNATIONAL BONDS                       $ 817,361
                     (Cost  $652,425)

                     MUNICIPAL BONDS - 1.2 %
                     Municipal Airport - 0.3 %
     3,575,000       Charlotte NC SPL Facs Rev, 5.60% 07/01/27       $2,349,597
     2,450,000       New Jersey Economic Development Authority Specia 1,960,147
     745,000         New Jersey Economic Development Authority, 6.25%  555,666
     2,450,000       Wayne Charter Escrow, 12/1/15 (d)                    0
                                                                     $4,865,410
                     Municipal General - 0.2 %
     3,650,000       Wisconsin State General, 5.75%, 5/1/33          $3,782,860
                     Municipal Higher Education - 0.7 %
     5,190,000       California State University Revenue, 5.0%, 11/1/$4,903,668
     5,050,000       Conneticut State Health & Education, 5.0%, 7/1/4 5,139,486
                                                                     $10,043,154
                     TOTAL MUNICIPAL BONDS                           $18,691,424
                     (Cost  $17,891,482)

                     SENIOR FLOATING RATE LOAN INTERESTS - 4.7 %**
                     Energy - 0.2 %
                     Integrated Oil & Gas - 0.2 %
     2,880,525  8.00 Hudson Products Holdings, Inc., Term Loan, 8/24/$2,621,278
                     Oil & Gas Exploration & Production - 0.0 %
     325,588    4.38 Venoco, Inc., 2nd Lien Term Loan, 9/20/11       $ 250,703
                     Total Energy                                    $2,871,981
                     Materials - 0.4 %
                     Diversified Chemical - 0.2 %
     2,392,658  7.65 Ashland, Inc., Term B Borrowing Loan, 5/13/14   $2,411,501
                     Paper Packaging - 0.0 %
     599,862    3.74 Graphic Packaging International, Inc., Increment$ 569,307
                     Steel - 0.2 %
     4,180,662  2.81 Essar Steel Algoma, Inc., Term Loan, 6/20/13    $3,344,530
                     Total Materials                                 $6,325,338
                     Capital Goods - 0.3 %
                     Aerospace & Defense - 0.2 %
     4,684,078  4.10 Aeroflex, Inc., Tranche B1 Term Loan, 8/15/14   $3,794,103
                     Construction & Engineering - 0.1 %
     571,365    8.00 Custom Building Products, 1st Lien Term Loan, 10$ 514,229
     275,000   10.75 Custom Building Products, 2nd Lien Term Loan, 4/  186,313
                                                                     $ 700,542
                     Industrial Conglomerates - 0.0 %
     605,142    2.54 Kansas City Southern Railway, Term B Advance Loa$ 537,063
                     Total Capital Goods                             $5,031,708
                     Commercial Services & Supplies - 0.1 %
                     Commercial Printing - 0.0 %
     13,148     5.11 Cenveo Corp., Delayed Draw Term Loan, 6/21/13   $  12,326
     394,589    5.11 Cenveo Corp., Term C Facility Loan, 6/21/13       369,927
                                                                     $ 382,253
                     Environmental & Facilities Services - 0.1 %
     735,641    2.32 Synagro Technologies, Inc., 1st Lien Term Loan, $ 581,156
                     Total Commercial Services & Supplies            $ 963,409
                     Transportation - 0.1 %
                     Air Freight & Couriers - 0.1 %
     500,579    3.60 Ceva Group Plc, Additional Pre-Funded Loan, 11/4$ 343,731
     1,497,876  3.31 Ceva Group Plc, U.S. Term Loan, 11/4/13          1,051,009
                                                                     $1,394,740
                     Total Transportation                            $1,394,740
                     Automobiles & Components - 0.3 %
                     Tires & Rubber - 0.3 %
     4,700,000  2.07 Goodyear Tire & Rubber Co., 2nd Lien Term Loan, $4,005,911
                     Total Automobiles & Components                  $4,005,911
                     Consumer Durables & Apparel - 0.1 %
                     Homebuilding - 0.0 %
     1,210,471  8.25 LandSource Communities Development, Roll-Up Faci$ 193,675
                     Housewares & Specialties - 0.1 %
     1,395,559  3.10 Jarden Corp., Term B3 Loan, 1/24/12             $1,351,076
                     Total Consumer Durables & Apparel               $1,544,751
                     Consumer Services - 0.3 %
                     Casinos & Gaming - 0.3 %
     1,266,914 3.71 Gateway Casinos & Entertainment, Delayed Draw Te$ 802,379 6,255,389 3.71 Gateway Casinos & Entertainment, Term Advance Lo 3,961,747
                                                                     $4,764,126
                     Total Consumer Services                         $4,764,126
                     Media - 0.2 %
                     Cable & Satellite - 0.2 %
     1,283,750 9.25 Charter Communications, Inc., Incremental Term L$1,265,296 1,063,800 6.25 Charter Communications, Inc., New Term Loan, 3/6 964,734
     832,533    2.57 Knology, Inc., Term Loan, 6/30/12                 768,012
                                                                     $2,998,042
                     Total Media                                     $2,998,042
                     Household & Personal Products - 0.0 %
                     Household Products - 0.0 %
     437,230    2.31 Yankee Candle Co., Term Loan, 2/6/14            $ 392,632
                     Personal Products - 0.0 %
     241,993    2.31 Brickman Holdings, Tranche B Term Loan, 1/23/14 $ 222,936
                     Total Household & Personal Products             $ 615,568
                     Health Care Equipment & Services - 0.6 %
                     Health Care Equipment - 0.3 %
     5,330,207  4.42 Talecris Biotherapeutics, Inc., 1st Lien Term Lo$4,850,489
                     Health Care Facilities - 0.2 %
     1,991,889  2.90 CHS/Community Health Systems, Inc., Funded Term $1,797,906
     101,617    2.56 CHS/Community Health Systems, Inc., Delayed Draw   91,721
     1,617,360  3.12 Sun Health Care, Inc., Term Loan, 4/19/14        1,436,418
     337,931    0.50 Sun Health Care, Inc., Synthetic Term Loan, 4/19  300,125
                                                                     $3,626,170
                     Health Care Supplies - 0.1 %
     800,000    4.56 IM US Holdings, Term Loan, 6/26/15              $ 734,500
                     Total Health Care Equipment & Services          $9,211,159
                     Pharmaceuticals & Biotechnology - 0.1 %
                     Life Sciences Tools & Services - 0.1 %
     1,681,550  5.25 Life Technologies Corp., Term B Facility Loan, 6$1,685,008
                     Total Pharmaceuticals & Biotechnology           $1,685,008
                     Diversified Financials - 0.1 %
                     Specialized Finance - 0.1 %
     2,387,323  3.60 Ace Cash Express, Inc., Term Loan, 10/5/13      $1,515,950
                     Total Diversified Financials                    $1,515,950
                     Insurance - 0.4 %
                     Insurance Brokers - 0.4 %
     4,432,500  4.23 Alliant Holdings I, Inc., Term Loan, 8/21/14    $3,967,088
     902,672    3.14 AmWINS Group, Inc., Initial Term Loan, 6/8/13     570,940
     1,572,000  3.35 USI Holdings Corp., Tranche B Term Loan, 5/15/14 1,179,000
                                                                     $5,717,028
                     Total Insurance                                 $5,717,028
                     Software & Services - 0.0 %
                     Systems Software - 0.0 %
     626,750    6.00 Macrovision Solutions Corp., Term Loan, 5/2/13  $ 625,183
                     Total Software & Services                       $ 625,183
                     Technology Hardware & Equipment - 0.8 %
                     Electronic Equipment & Instruments - 0.8 %
     1,170,787 3.38 Flextronics Semiconductor, A1A Delayed Draw Term$ 970,917 4,063,997 3.04 Flextronics Semiconductor, Closing Date Loan, 10 3,370,216 3,245,810 4.79 H3C Holdings, Ltd., Tranche B Term Loan, 9/28/12 2,710,251
     1,413,750  6.75 L-1 Identity Solutions, Inc., Tranche B1 Loan, 8 1,410,216
     3,627,767  4.56 Scitor Corp., Term Loan, 9/26/14                 3,210,574
                                                                     $11,672,174
                     Total Technology Hardware & Equipment           $11,672,174
                     Semiconductors - 0.1 %
                     Semiconductor Equipment - 0.1 %
     1,839,743  2.07 Freescale Semiconductor, Term Loan, 11/29/13    $1,354,971
     1,311,896  12.5 Freescale Semiconductor, New Term Loan, 12/15/14 1,157,748
                                                                     $2,512,719
                     Total Semiconductors                            $2,512,719
                     Telecommunication Services - 0.3 %
                     Integrated Telecommunication Services - 0.3 %
     5,053,736  3.31 Telesat Canada, Inc., U.S. Term Loan I, 10/31/14$4,713,663
     434,066    3.31 Telesat Canada, Inc., U.S. Term Loan II, 10/31/14 404,857
                                                                     $5,118,520
                     Total Telecommunication Services                $5,118,520
                     Utilities - 0.3 %
                     Independent Power Producer & Energy Traders - 0.3 % 4,073,022 3.48 Calpine Corp., 1st Priority Term Loan, 3/31/14 $3,615,940
     687,304    2.02 NRG Energy, Inc., Term Loan, 2/1/13               648,330
     367,612    0.50 NRG Energy, Inc., Credit-Linked Loan, 2/1/13      346,767
                                                                     $4,611,037
                     Total Utilities                                 $4,611,037
                     TOTAL SENIOR FLOATING RATE LOAN INTERESTS       $73,184,352
                     (Cost  $86,533,018)

                     TEMPORARY CASH INVESTMENTS - 10.1 %
                     Securities Lending Collateral  - 10.1 % (c)
                     Certificates of Deposit:
     3,495,698       Abbey National Plc, 1.27%, 8/13/09              $3,495,698
     5,243,547       Royal Bank of Canada NY, 1.19%, 8/7/09           5,243,547
     6,292,254       Svenska Bank NY, 1.48%, 7/8/09                   6,292,254
     6,984,249       Cafco, 0.40%, 10/1/09                            6,984,249
     4,890,171       Ciesco, 0.40%, 9/1/09                            4,890,171
     5,243,219       Fasco, 0.25%, 7/10/09                            5,243,219
     6,985,026       Kithaw, 0.40%, 9/21/09                           6,985,026
     6,989,666       Merrill Lynch, 0.61%, 8/14/09                    6,989,666
     6,991,396       CBA, 1.35%, 7/16/09                              6,991,396
     6,991,396       Societe Generale, 1.06%, 9/4/09                  6,991,396
     6,991,396       U.S. Bank NA, 0.76%, 8/24/09                     6,991,396
                                                                     $67,098,018
                     Commercial Paper:
     6,991,396       Monumental Global Funding, Ltd., 1.28%, 8/17/09  6,991,396
     3,495,698       CME Group, Inc., 1.21%, 8/6/09                   3,495,698
     5,245,485       GE, 0.47%, 9/18/09                               5,245,485
     1,411,172       GE, 0.79%, 10/26/09                              1,411,172
     6,865,551       American Honda Finance Corp., 1.27%, 7/14/09     6,865,551
     6,991,396       HSBC Bank, Inc., 1.31%, 8/14/09                  6,991,396
     1,747,849       IBM, 0.88%, 9/25/09                              1,747,849
     6,292,256       New York Life Global, 0.75%, 9/4/09              6,292,256
                                                                     $39,040,803
                     Tri-party Repurchase Agreements:
     19,575,909      Deutsche Bank, 0.08%, 7/1/09                    $19,575,909
     23,308,825      Barclays Capital Markets, 0.01%, 7/1/09          23,308,825
                                                                     $42,884,734
     Shares
                     Money Market Mutual Fund:
     6,991,396       JPMorgan U.S. Government Money Market Fund      $6,991,396
                     Total Securities Lending Collateral            $156,014,951
                     TOTAL TEMPORARY CASH INVESTMENTS               $156,014,951
                     (Cost  $156,014,951)
                     TOTAL INVESTMENT IN SECURITIES - 108.4 %     $1,679,039,602
                     (Cost  $1,782,713,392)(a)
                     OTHER ASSETS AND LIABILITIES - (8.4) %       $(130,702,292)
                     TOTAL NET ASSETS - 100.0 %                   $1,548,337,310

     *               Non-income producing security.

     (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally
                     to qualified institutional buyers in a transaction exempt from registration. At June 30, 2009, the value of these securities amounted to $241,220,489 or 15.6% of total net assets.

     ** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically
                     redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks,
                     (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

     (a) At June 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $1,782,713,392 was as follows:

               Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $182,072,855

               Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (285,746,645)

                  Net unrealized loss                           $(103,673,790)

     (b)             At June 30, 2009, the following security was out on loan:

     Shares                              Security                        Value
     77,500          Delta Air Lines, Inc. *                         $ 448,725
     Principal
     Amount ($)
     498,876         Ainsworth Lumber, 11.0%, 7/29/15 (144A)           219,505
     2,722,000       Allison Transmission, 11.0%, 11/1/15 (144A)      2,175,330
     1,500,000       Alrosa Finance SA, 8.875%, 11/17/14 (144A)       1,298,402
     617,000         Arco Chemical Co., 9.8%, 2/1/20                   216,296
     1,600,000       Baldor Electric, 8.625%, 2/15/17                 1,531,750
     3,477,000       BE Aerospace, Inc., 8.5%, 7/1/18                 3,424,024
     3,233,000       C10 Capital SPV, Ltd., Floating Rate Note, 12/31/1,654,197
     4,450,000       CIT Group, Inc., 7.625%, 11/30/12                3,075,413
     1,750,000       CMA CGM SA, 7.25%, 2/1/13 (144A)                  822,512
     512,000         Constellation Brands, Inc., 8.375%, 12/15/14      515,067
     100,000         Continental Airlines, Inc., 7.461%, 4/1/13         13,819
     761,000         Delta Airlines, 7.779%, 1/2/12                    297,650
     282,000         Denbury Resources, Inc., 9.75%, 3/1/16            298,920
     1,831,000       First Data Corp., 9.875%, 9/24/15 (144A)         1,345,214
     565,000         Ford Motor Credit Co., 5.7%, 1/15/10              558,333
     300,000         Foundation Re, Ltd., 8.4875%, 2/24/10             289,734
     2,000,000       Freeport-McMoRan Copper & Gold, Floating Rate Not1,897,076
     2,000           HCA, Inc., 9.625%, 11/15/16                        2,004
     2,739,000       Industrial Bank of Korea, 7.125%, 4/23/14        2,860,639
     2,395,000       Kazkommerts International BV, 8.0%, 11/3/15      1,551,162
     639,000         Keycorp, 6.5%, 5/14/13                            641,956
     4,400,000       MBIA Insurance Corp., Floating Rate Note, 1/15/331,954,335
     1,923,000       Mylan Labs, Inc., 1.25%, 3/15/12                 1,672,810
     2,738,000       Paetec Holdings, 9.5%, 7/15/15                   2,494,433
     288,000         Petrohawk Energy Corp., 10.5%, 8/1/14 (144A)      307,332
     1,900,000       Prudential Financial, Inc., 5.15%, 1/15/13       1,868,299
     2,600,000       Qtel International FIN, Ltd., 6.5%, 6/10/14      2,652,055
     2,757,000       Sally Holdings, 9.25%, 11/15/14 (144A)           2,775,094
     188,000         Sandridge Energy, Inc., Floating Rate Note, 4/1/1 147,698
     5,314,000       Sungard Data Systesm, Inc., 10.25%, 8/15/15      5,113,067
     182,000         Time Warner Cable, Inc., 8.25%, 4/1/19            210,421
     5,735,000       Transocean Sedco, 1.5%, 12/15/37                 5,258,278
     5,532,000       TRW Automotive, Inc., 7.25%, 3/15/17             3,934,060
     6,131,000       TXU Energy Co., 10.25%, 11/1/15                  3,919,542
     700,000         Tyco International Group SA, 8.5%, 1/15/19        804,409
     8,450,000       U.S. Treasury Bonds, 2.75%, 2/15/19              8,009,197
     29,500,000      U.S. Treasury Bonds, 3.25%, 5/31/16              29,726,295
     26,000,000      U.S. Treasury Notes, 3.125%, 5/15/19             25,273,638
     5,000,000       U.S. Treasury Notes, 4.375%, 2/15/38             5,141,850
     5,850,000       U.S. Treasury Notes, 4.5%, 5/15/38               6,087,013
     3,950,000       U.S. Treasury Notes, 5.375%, 2/15/31             4,623,495
     6,256,000       Univision Communications, 9.75%, 3/15/15 (144A) P3,822,028
     1,930,000       Valero Energy Corp., 9.375%, 3/15/19             2,250,058
     3,800,000       Wachovia Corp., 5.75%, 6/15/17                   3,758,033
     1,978,000       Wells Fargo Capital, 9.75%, 12/29/49             1,964,071
     2,554,000       Yankee Acquisition Corp., 8.5%, 2/15/15          2,233,756
     2,163,000       Yankee Acquisition Corp., 9.75%, 2/15/17         1,766,226
                     Total                                          $152,905,218

     (c) Securities lending collateral is managed by Credit Suisse, New York Branch.

     (d)             Debt obligation with a variable interest rate.
                     Rate shown is rate at period end.

     (e)             Security is in default.

                     Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

     AUD             Australian Dollar
     DKK             Danish Kroner
     EURO            Euro
     ITL             Italian Lira
     JPY             Japanese Yen
     NOK             Norwegian Krone
     SEK             Swedish Krone

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
              Level 1 - quoted prices in active markets for identical securities
               Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
               Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                  The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:

                                Level 1       Level 2   Level 3    Total
Asset Backed Securities          $0        $60,823,794     $0   $60,823,794
Collateralized Mortgage Oblig    0          53,341,530      0   53,341,530
Common Stocks                   612,013        0            0    612,013
Convertible Corporate Bonds      0          72,538,027      0   72,538,027
Convertible Preferred Stocks  9,576,746        0            0   9,576,746
Corporate Bonds                  0         794,763,853      0   794,763,853
Foreign Government Bonds         0          97,681,747      0   97,681,747
Supernational Bonds              0             817,361      0    817,361
Municipal Bonds                  0          18,691,424      0   18,691,424
Senior Floating Rate Loans       0          73,184,352      0   73,184,352
Temporary Cash Investments    6,991,396    149,023,555      0   156,014,951
U.S. Government Agency Oblig     0         340,993,804      0   340,993,804
Total                      $17,180,155  $1,661,859,447    $0  $1,679,039,602

Other Financial Instruments     $0        $152,803         $0   $152,803

* Other financial instruments include foreign exchange contracts.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 28, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.